Note 8 - Stock Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2026	93,900	13.62
Granted	-	-
Vested	-	-
Forfeited	(500)	14.06
Unvested on June 30, 2026	93,400	13.62